3. Investment Securities Available-For-Sale	12 Months Ended
Dec. 31, 2016
Investment Securities Available-for-sale
Investment Securities Available-For-Sale

The amortized cost and market value of securities available-for-sale are as follows:

	2016
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

State and political subdivisions	$13,013	$41	$603	$12,451
Mortgage backed securities	75,384	93	1,189	74,288
SBA Pools	8,533	6	205	8,334
	$96,930	$140	$1,997	$95,073

	2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

State and political subdivisions	$6,834	$124	$—	$6,958
Mortgage backed securities	62,911	160	478	62,593
SBA Pools	10,494	9	194	10,309
	$80,239	$293	$672	$79,860

The following tables presents the age of gross unrealized losses and fair value by investment category:

	December 31, 2016
	Less Than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

State and political subdivisions	$9,191	$603	$—	$—	$9,191	$603
Mortgage-backed securities	66,878	1,189	—	—	66,878	1,189
SBA Pools	7,587	205	—	—	7,587	205

Total	$83,656	$1,997	$—	$—	$83,656	$1,997

The total number of investment securities in a loss position at December 31, 2016 was 108.

	December 31, 2015
	Less Than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

State and political subdivisions	$—	$—	$—	$—	$—	$—
Mortgage-backed securities	45,790	363	4,589	115	50,379	478
SBA Pools	157	3	9,110	191	9,267	194

Total	$45,947	$366	$13,699	$306	$59,646	$672

The total number of investment securities in a loss position at December 31, 2015 was 34.

The Company assesses securities for Other than Temporary Impairment (“OTTI”) quarterly by reviewing credit ratings, financial and regulatory reports as well as other pertinent financial indicators published. As of December 31, 2016 and 2015, the Company's assessment revealed no impairment other than that deemed temporary.

Investment securities available-for-sale with a book value (amortized cost) of $33,238 and $31,422 at December 31, 2016 and 2015 respectively, and a market value of $32,698 and $31,355 at December 31, 2016 and 2015, respectively, were pledged as collateral on public deposits, FHLB advances, secured correspondent credit lines and for other purposes as required or permitted by law.

The amortized cost and estimated fair value of securities available-for-sale at December 31, 2016 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value

Due in one year or less	$555	$562
Due after one year through five years	2,255	2,273
Due after five years through ten years	3	3
Due after ten years	18,733	17,947
	21,546	20,785

Mortgage-backed securities	75,384	74,288
	$96,930	$95,073

For the years ended December 31, 2016 and 2015, proceeds from sales of securities were $21,164 and $1,025 respectively. Gross realized gains and losses on investment securities available for sale were as follows:

	2016	2015

Realized gains from sales and calls of securities	$65	$16
Realized losses	18	—
Net gains	$47	$16